Investments In Advised Funds	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Investments in Advised Funds [Abstract]
Investments in Advised Funds
4.	INVESTMENTS IN ADVISED FUNDS

As of March 31, 2012, our advised funds included five high net worth investment funds, one institutional joint venture with J.P. Morgan Investment Management, one institutional joint venture with AEW Capital and one joint venture with two of our high net worth investment funds, AmREIT Monthly Income and Growth Fund III, Ltd. and AmREIT Monthly Income and Growth Fund IV, L.P. Our advised funds are accounted for under the equity method as we exercise significant influence over, but do not control, the investee. We record our pro rata share of income or loss from the underlying entities based on our ownership interest.

High Net Worth Investment Funds

Our five high net worth investment funds are limited partnerships, wherein each of the partnerships, the unrelated limited partners have the right, with or without cause, to remove and replace the general partner by a vote of the unrelated limited partners owning a majority of the outstanding units. These high net worth investment funds were formed to develop, own, manage and add value to properties with an average holding period of two to four years. Our interests in these limited partnerships range from 2.1% to 3.0%. As a sponsor of our advised funds, we maintain a 1% general partner interest in each of the advised funds. The funds are typically structured such that the limited partners receive 99% of the available cash flow until 100% of their original invested capital has been returned and a preferred return has been met. Once the preferred return has been met, the general partner begins sharing in the available cash flow at various promoted levels.

AmREIT Income and Growth Fund, Ltd. (“AIGF”) – AmREIT Income and Growth Corporation, our wholly-owned subsidiary and general partner of AIGF, invested $200,000 as a limited partner and $1,000 as a general partner in AIGF. We own a 2.0% limited partner interest in AIGF, which is currently in liquidation. Pursuant to the AIGF limited partnership agreement, net sales proceeds from its liquidation will be allocated to the limited partners and AmREIT Income and Growth Corporation as, if and when the annual return thresholds have been achieved by the limited partners. As of March 31, 2012, we believe that the fair value of the remaining AIGF assets approximates its obligations. Therefore, we do not expect any further distributions to be made to AIGF’s limited partners.

AmREIT Monthly Income and Growth Fund, Ltd. (“MIG”) – AmREIT Monthly Income and Growth Corporation, our wholly-owned subsidiary and general partner of MIG, invested $200,000 as a limited partner and $1,000 as a general partner in MIG. We currently own a 1.4% limited partner interest in MIG. MIG was originally scheduled to begin liquidation in November 2009; however, the liquidation has been extended to March 2013, pursuant to the approval of a majority of the limited partners. Pursuant to the MIG limited partnership agreement, net sales proceeds from its liquidation will be allocated to the limited partners and AmREIT Monthly Income and Growth Corporation as, if and when the annual return thresholds have been achieved by the limited partners.

AmREIT Monthly Income and Growth Fund II, Ltd. (“MIG II”) – AmREIT Monthly Income and Growth II Corporation, our wholly-owned subsidiary and general partner of MIG II, invested $400,000 as a limited partner and $1,000 as a general partner in MIG II. We currently own a 1.6% limited partner interest in MIG II. MIG II was originally scheduled to begin liquidation in March 2011; however, the liquidation has been extended to March 2013, pursuant to the approval of a majority of the limited partners. Pursuant to the MIG II limited partnership agreement, net sales proceeds from its liquidation will be allocated to the limited partners and AmREIT Monthly Income and Growth II Corporation as, if and when the annual return thresholds have been achieved by the limited partners.

AmREIT Monthly Income and Growth Fund III, Ltd. (“MIG III”) – AmREIT Monthly Income and Growth III Corporation, our wholly-owned subsidiary and general partner of MIG III, invested $800,000 as a limited partner and $1,000 as a general partner in MIG III. We currently own a 1.1% limited partner interest in MIG III. Pursuant to the MIG III limited partnership agreement, net sales proceeds from its liquidation will be allocated to the limited partners and to AmREIT Monthly Income and Growth III Corporation as, if and when the annual return thresholds have been achieved by the limited partners.

AmREIT Monthly Income and Growth Fund IV, L.P. (“MIG IV”) – AmREIT Monthly Income and Growth IV Corporation, our wholly-owned subsidiary and general partner of MIG IV, invested $800,000 as a limited partner and $1,000 as a general partner in MIG IV. We currently own a 1.6% limited partner interest in MIG IV. Pursuant to the MIG IV limited partnership agreement, net sales proceeds from its liquidation will be allocated to the limited partners and to AmREIT Monthly Income and Growth IV Corporation as, if and when the annual return thresholds have been achieved by the limited partners.

The following table sets forth certain financial information for the AIGF, MIG, MIG II, MIG III and MIG IV advised funds:

			SHARING RATIOS (1)
ADVISED FUND	LP INTEREST	GP INTEREST	LP	GP	LP PREFERENCE
AIGF	2.0%	1.0%	99%	1%	8%
			90%	10%	10%
			80%	20%	12%
			70%	30%	15%
			0%	100%	40% Catch Up
			60%	40%	Thereafter
MIG	1.4%	1.0%	99%	1%	8%
			90%	10%	10%
			80%	20%	12%
			0%	100%	40% Catch Up
			60%	40%	Thereafter
MIG II	1.6%	1.0%	99%	1%	8%
			85%	15%	12%
			0%	100%	40% Catch Up
			60%	40%	Thereafter
MIG III	1.1%	1.0%	99%	1%	10%
			0%	100%	40% Catch Up
			60%	40%	Thereafter
MIG IV	1.6%	1.0%	99%	1%	8.5%
			0%	100%	40% Catch Up
			60%	40%	Thereafter

(1)

Using AIGF as an example of how the sharing ratios and LP preference provisions are applied, the LPs share in 99% of the cash distributions until they receive an 8% preferred return. The LPs share in 90% of the cash distributions until they receive a 10% preferred return and so on.

Joint Ventures

AmREIT Woodlake, L.P. – In 2007, we invested $3.4 million in AmREIT Woodlake L.P., for a 30% limited partnership interest. AmREIT Woodlake, L.P. was formed in 2007 to acquire, lease and manage Woodlake Square, a grocery-anchored shopping center located in Houston, Texas. In June 2008, we sold two-thirds (a 20% limited partnership interest) of our interest in Woodlake Square to MIG IV. Pursuant to the purchase agreement, the interest in the property was sold at its carrying value, resulting in no gain or loss to us. In July 2010, we and our affiliated partners entered into a joint venture with a third-party institutional partner wherein the partner acquired a 90% interest in the joint venture. As a result of this transaction, we now hold a 1% interest in Woodlake Square, which carries a promoted interest in profits and cash flows once an 11.65% return is met on the project.

AmREIT Westheimer Gessner, L.P. – In 2007, we invested $3.8 million in AmREIT Westheimer Gessner, LP, for a 30% limited partner interest in the partnership. AmREIT Westheimer Gessner, L.P. was formed in 2007 to acquire, lease and manage the Woodlake Pointe Shopping Center, a shopping center located on the west side of Houston, Texas. In June 2008, we sold two-thirds of our interest (a 20% limited partner interest) in the Woodlake Pointe Shopping Center to MIG IV. Pursuant to the purchase agreement, our interest in the property was sold at its carrying value, resulting in no gain or loss to us. We now hold a 10% interest in the Woodlake Pointe Shopping Center.

AmREIT SPF Shadow Creek, L.P. – In 2009, we acquired a 10% investment in AmREIT SPF Shadow Creek, L.P., which was formed in 2008 to acquire, lease and manage Shadow Creek Ranch, a shopping center located in Pearland, Texas. The investment was recorded at $5.8 million on the date of the acquisition, net of acquisition costs of $441,000, which were recorded as an other-than-temporary impairment.

5.    Investments in Advised Funds

As of December 31, 2011, our advised funds include five high net worth investment funds, one institutional joint venture with J.P. Morgan Investment Management, one institutional joint venture with AEW Capital and one joint venture with two of our high net worth investment funds, MIG III and MIG IV. Our advised funds are accounted for under the equity method as we exercise significant influence over, but do not control, the investee. We record our pro rata share of income or loss from the underlying entities based on our ownership interest.

High Net Worth Investment Funds

Our five high net worth investment funds are limited partnerships, where in each of the partnerships, the unrelated limited partners have the right, with or without cause, to remove and replace the general partner by a vote of the unrelated limited partners owning a majority of the outstanding units. These high net worth investment funds were formed to develop, own, manage and add value to properties with an average holding period of two to four years. Our interests in these limited partnerships range from 2.1% to 3.0%.

AIGF – AIGC, our wholly-owned subsidiary, invested $200,000 as a limited partner and $1,000 as a general partner in AIGF. We own a 2.0% limited partner interest in AIGF, which is currently in liquidation. Pursuant to the AIGF limited partnership agreement, net sales proceeds from its liquidation will be allocated to the limited partners, and to the general partner as, if and when the annual return thresholds have been achieved by the limited partners.

MIG – MIGC, our wholly-owned subsidiary, invested $200,000 as a limited partner and $1,000 as a general partner in MIG. We currently own a 1.4% limited partner interest in MIG. MIG was originally scheduled to begin liquidation in November 2009; however, the liquidation has been extended to March 2013, pursuant to the approval of a majority of the limited partners. Pursuant to the MIG limited partnership agreement, net sales proceeds from its liquidation will be allocated to the limited partners and MIGC as, if and when the annual return thresholds have been achieved by the limited partners.

MIG II – MIGC II, our wholly-owned subsidiary, invested $400,000 as a limited partner and $1,000 as a general partner in MIG II. We currently own a 1.6% limited partner interest in MIG II. MIG II was originally scheduled to begin liquidation in March 2011; however, the liquidation has been extended to March 2013, pursuant to the approval of a majority of the limited partners. Pursuant to the MIG II limited partnership agreement, net sales proceeds from its liquidation will be allocated to the limited partners and MIGC II as, if and when the annual return thresholds have been achieved by the limited partners.

MIG III – MIGC III, our wholly-owned subsidiary, invested $800,000 as a limited partner and $1,000 as a general partner in MIG III. We currently own a 1.1% limited partner interest in MIG III. Pursuant to the MIG III limited partnership agreement, net sales proceeds from its liquidation will be allocated to the limited partners, and to the general partner (MIGC III) as, if and when the annual return thresholds have been achieved by the limited partners.

MIG IV – MIGC IV, our wholly-owned subsidiary, invested $800,000 as a limited partner and $1,000 as a general partner in MIG IV. We currently own a 1.6% limited partner interest in MIG IV. Pursuant to the MIG IV limited partnership agreement, net sales proceeds from its liquidation will be allocated to the limited partners, and to the general partner (MIGC IV) as, if and when the annual return thresholds have been achieved by the limited partners.

The following table sets forth certain financial information for the AIGF, MIG, MIG II, MIG III and MIG IV advised funds:

	LP INTEREST	GP INTEREST	SHARING RATIOS (1)		LP PREFERENCE
ADVISED FUND			LP	GP
AIGF	2.0%	1.0%	99%	1%	8%
			90%	10%	10%
			80%	20%	12%
			70%	30%	15%
			0%	100%	40% Catch Up
			60%	40%	Thereafter
MIG	1.4%	1.0%	99%	1%	8%
			90%	10%	10%
			80%	20%	12%
			0%	100%	40% Catch Up
			60%	40%	Thereafter
MIG II	1.6%	1.0%	99%	1%	8%
			85%	15%	12%
			0%	100%	40% Catch Up
			60%	40%	Thereafter
MIG III	1.1%	1.0%	99%	1%	10%
			0%	100%	40% Catch Up
			60%	40%	Thereafter
MIG IV	1.6%	1.0%	99%	1%	8.5%
			0%	100%	40% Catch Up
			60%	40%	Thereafter

(1)

Using AIGF as an example of how the sharing ratios and LP preference provisions are applied, the LPs share in 99% of the cash distributions until they receive an 8% preferred return. The LPs share in 90% of the cash distributions until they receive a 10% preferred return and so on.

Joint Ventures

AmREIT Woodlake, L.P. – In 2007, we invested $3.4 million in AmREIT Woodlake L.P., for a 30% limited partnership interest. AmREIT Woodlake, L.P. was formed in 2007 to acquire, lease and manage Woodlake Square, a grocery-anchored shopping center located in Houston, Texas. In June 2008, we sold two-thirds (a 20% limited partnership interest) of our interest in Woodlake Square to MIG IV. Pursuant to the purchase agreement, the interest in the property was sold at its carrying value, resulting in no gain or loss to us. In July 2010, we and our affiliated partners entered into a joint venture with a third-party institutional partner wherein the partner acquired a 90% interest in the joint venture. As a result of this transaction, we now hold a 1% interest in Woodlake Square, which carries a promoted interest in profits and cash flows once an 11.65% return is met on the project.

AmREIT Westheimer Gessner, L.P. – In 2007, we invested $3.8 million in AmREIT Westheimer Gessner, LP, for a 30% limited partner interest in the partnership. AmREIT Westheimer Gessner, LP was formed in 2007 to acquire, lease and manage the Woodlake Pointe Shopping Center, a shopping center located on the west side of Houston, Texas. In June 2008, we sold two-thirds of our interest (a 20% limited partner interest) in the Woodlake Pointe Shopping Center to MIG IV. Pursuant to the purchase agreement, our interest in the property was sold at its carrying value, resulting in no gain or loss to us. At December 31, 2011, we hold a 10% interest in the Woodlake Pointe Shopping Center.

AmREIT SPF Shadow Creek, L.P. – As part of the AmREIT and REITPlus merger in November 2009 (see further discussion in Note 14), we acquired a 10% investment in AmREIT SPF Shadow Creek, LP which was formed in 2008 to acquire, lease and manage Shadow Creek Ranch, a shopping center located in Pearland, Texas. The investment was recorded at $5.8 million on the date of the acquisition, net of acquisition costs of $441,000 which were recorded as an other-than-temporary impairment. See further discussion in Note 14 regarding the fair value considerations and related accounting treatment for the interest in the Shadow Creek Ranch property as part of AmREIT’s November 2009 acquisition of REITPlus’s net assets.

Combined condensed financial information for our advised funds (at 100%) is summarized as follows (in thousands):

	AS OF DECEMBER 31,
COMBINED BALANCE SHEETS	2011	2010
Assets
Property, net	$200,806	$226,679
Cash	8,604	12,315
Notes receivable	77	2
Other assets	43,752	49,589

Total Assets	253,239	288,585

Liabilities and partners’ capital:
Notes payable (1)	130,739	151,190
Other liabilities	19,435	18,368
Partners capital	103,065	119,027

Total Liabilities and Partners’ Capital	$253,239	$288,585

AmREIT share of Partners’ Capital	$8,322	$8,036

(1)	Includes $7,732 and $5,360 payable to us as of December 31, 2011 and 2010, respectively.

	FOR THE YEARS ENDED DECEMBER 31,
COMBINED STATEMENTS OF OPERATIONS	2011	2010	2009
Revenue
Total Revenue	$18,259	$18,778	$15,449
Expense
Interest	8,189	9,342	6,976
Depreciation and amortization	7,904	15,797	7,295
Other	11,851	10,864	10,147

Total Expense	27,944	36,003	24,418

Net loss	$(9,685)	$(17,225)	$(8,969)

AmREIT share of Net loss	$(384)	$(1,186)	$(604)